COMMITMENTS AND CONTINGENCIES (Detail Textuals 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013 Claim	Sep. 30, 2012 Claim	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Total lease rental expenses	$ 125,268	$ 82,033	$ 380,251	$ 226,581	$ 352,867	$ 244,192	$ 144,118
Number of claims alleged in the amended complaint					17	17
Number of claims asserted against the company					5	5
Number of claims dismissed against asserted claims					4